Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure Of Related Party [Abstract]
Summary of Key Management Personnel Compensation	Key management personnel compensation

	June 30, 2021	June 30, 2020
Salaries, bonus, and short-term employment benefits	$2,370	$3,921
Share-based compensation	3,308	2,762

	$5,678	$6,683